Income Taxes and Accounting for Uncertainty in Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes and Accounting for Uncertainty in Income Taxes
Income Taxes and Accounting for Uncertainty in Income Taxes

8.     Income Taxes and Accounting for Uncertainty in Income Taxes

Income Taxes

Our income tax policy is to record the estimated future tax effects of temporary differences between the tax bases of assets and liabilities and amounts reported on our Consolidated Balance Sheets, as well as probable operating loss, tax credit and other carryforwards.  Deferred tax assets are offset by valuation allowances when we believe it is more likely than not that net deferred tax assets will not be realized.  We periodically evaluate our need for a valuation allowance.  Determining necessary valuation allowances requires us to make assessments about historical financial information as well as the timing of future events, including the probability of expected future taxable income and available tax planning opportunities.

As of December 31, 2012, we had no net operating loss carryforwards (“NOLs”) for federal income tax purposes and $4 million of NOL benefit for state income tax purposes.  The state NOLs begin to expire in the year 2017.  In addition, there are $7 million of tax benefits related to credit carryforwards which are offset by a valuation allowance.  The credit carryforwards begin to expire in the year 2022.

DISH DBS and its domestic subsidiaries join with DISH Network in filing U.S. consolidated federal income tax returns and, in some states, combined or consolidated returns.  The federal and state income tax provisions or benefits recorded by DISH DBS are generally those that would have been recorded if DISH DBS and its domestic subsidiaries had filed returns as a consolidated group independent of DISH Network.  Cash is due and paid to DISH Network based on amounts that would be payable based on DISH DBS consolidated or combined group filings.  Amounts are receivable from DISH Network on a basis similar to when they would be receivable from the IRS or other state taxing authorities.  The amounts paid to DISH Network during the years ended December 31, 2012, 2011 and 2010 were $273 million, $384 million and $429 million, respectively.

The components of the (provision for) benefit from income taxes are as follows:

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Current (provision) benefit:
Federal	$(127,291)	$(277,920)	$(286,491)
State	10,673	(36,408)	(68,962)
	(116,618)	(314,328)	(355,453)
Deferred (provision) benefit:
Federal	(126,561)	(553,393)	(195,869)
State	(42,747)	(35,887)	18,711
Decrease (increase) in valuation allowance	—	6,761	(5,701)
	(169,308)	(582,519)	(182,859)
Total benefit (provision)	$(285,926)	$(896,847)	$(538,312)

The actual tax provisions for 2012, 2011 and 2010 reconcile to the amounts computed by applying the statutory Federal tax rate to income before taxes as follows:

	For the Years Ended December 31,
	2012	2011	2010
	% of pre-tax (income)/loss
Statutory rate	(35.0)	(35.0)	(35.0)
State income taxes, net of Federal benefit	(2.7)	(2.0)	(2.5)
Stock option compensation	0.2	—	0.3
Other	0.4	(0.3)	1.0
Decrease (increase) in valuation allowance	—	0.3	—
Total benefit (provision) for income taxes	(37.1)	(37.0)	(36.2)

The temporary differences, which give rise to deferred tax assets and liabilities as of December 31, 2012 and 2011, are as follows:

	As of December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
NOL, credit and other carryforwards	$—	$3,500
Unrealized losses on investments	—	4,442
Accrued expenses	70,464	63,188
Stock-based compensation	24,405	23,000
Deferred revenue	62,071	45,556
Total deferred tax assets	156,940	139,686
Valuation allowance	(6,903)	(11,114)
Deferred tax asset after valuation allowance	150,037	128,572

Deferred tax liabilities:
Depreciation and amortization	(1,185,819)	(1,020,045)
Unrealized gains on investments	(738)	—
State taxes net of federal effect	(29,129)	(6,070)
Other long-term liabilities	(26,978)	(26,944)
Total deferred tax liabilities	(1,242,664)	(1,053,059)
Net deferred tax asset (liability)	$(1,092,627)	$(924,487)

Current portion of net deferred tax asset	$91,722	$78,532
Current portion of net deferred tax liability	—	(14,648)
Noncurrent portion of net deferred tax asset (liability)	(1,184,349)	(988,371)
Total net deferred tax asset (liability)	$(1,092,627)	$(924,487)

Accounting for Uncertainty in Income Taxes

In addition to filing federal income tax returns, we and one or more of our subsidiaries file income tax returns in all states that impose an income tax and a small number of foreign jurisdictions where we have immaterial operations.  We are subject to U.S. federal, state and local income tax examinations by tax authorities for the years beginning in 2002 due to the carryover of previously incurred net operating losses.  We are currently under a federal income tax examination for fiscal year 2008.

A reconciliation of the beginning and ending amount of unrecognized tax benefits included in “Long-term deferred revenue, distribution and carriage payments and other long-term liabilities” on our Consolidated Balance Sheets is as follows:

	For the Years Ended December 31,
Unrecognized tax benefit	2012	2011	2010
	(In thousands)
Balance as of beginning period	$190,935	$170,226	$199,172
Additions based on tax positions related to the current year	5,949	9,836	7,382
Reductions based on tax positions related to current years	—	(1,170)	—
Additions based on tax positions related to prior years	1,581	16,610	11,507
Reductions based on tax positions related to prior years	(3,461)	—	(43,141)
Reductions based on tax positions related to settlements with taxing authorities	—	(1,185)	(493)
Reductions based on tax positions related to the lapse of the statute of limitations	(9,335)	(3,382)	(4,201)
Balance as of end of period	$185,669	$190,935	$170,226

We have $174 million in unrecognized tax benefits that, if recognized, could favorably affect our effective tax rate.  We do not expect any portion of this amount to be paid or settled within the next twelve months.

Accrued interest and penalties on uncertain tax positions are recorded as a component of “Other, net” on our Consolidated Statements of Operations and Comprehensive Income (Loss).  During the year ended December 31, 2012, we recorded $6 million in interest and penalty expense to earnings.  During the years ended December 31, 2011 and 2010, we recorded $1 million and $4 million in interest and penalty benefit to earnings, respectively.  Accrued interest and penalties were $15 million and $9 million at December 31, 2012 and 2011, respectively.  The above table excludes these amounts.